Subsequent Events	12 Months Ended
Dec. 31, 2020
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Subsequent Events
23	Subsequent Events
In January 2020 the Entity paid dividends to the quotaholders in the amount of R$ 90,320, arising from the profit for the year ended in December, 2020.
As informed in Note 1, the initial offering price per Class A common share was US$ 18.00, resulting in gross proceeds of US$ 249,723 thousand (or R$ 1,355,394) to Vinci Partners Ltd, deducting R$ 94,878 as underwriting discounts and commissions. Subsequently, on February 8, 2021, Vinci Partners Ltd issued additional shares resulting in gross proceeds of US$ 24,164 thousand (or R$ 135,041), deducting R$ 9,453 as underwriting discounts and commissions. Additionally, the Entity incurred in R$ 9,049 thousand regarding other offering expenses out of, which R$ 596 was recognized directly in income statement and the amount of R$ 8,453 in equity as transaction cost. After the corporate organization mention in the referred note, Vinci Partners Ltd owns 100% interest on Vinci Partners Investimentos Ltda. On January 28, 2021 Vinci Partners Ltd also concludes its initial public offering on Nasdaq.